Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Stock Options (Details)	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 € / shares	Dec. 31, 2018 € / shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	35,070	71,760	71,760
Total number of BSAAR voided (in shares)	36,690	0
Number of other equity instruments exercisable in share-based payment arrangement	35,070	71,760
S O
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period	Du 18/10/2025 au 17/10/2032
Valuation method used	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes	Black Scholes
Acquisition period	Du 17/10/2022 au 17/10/2025
Total number of BSAAR subscribed (in shares)	805,181	634,035	514,124
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	209,375	201,875
Total number of BSAAR voided (in shares)	38,229	81,964
Number of other equity instruments exercisable in share-based payment arrangement	245,181	188,725
S O2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 13.99
Exercice period				Du 17/09/2022 au 17/09/2029
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				€ 4.59
Price of the share at the time of allocation | € / shares				€ 17.06
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Jul. 18, 2019
Acquisition period				Du 18/07/2019 au 16/09/2022
Total number of BSAAR subscribed (in shares)	51,343	77,015	94,530
Total number of BSAAR subscribed	107,880	107,880
Total number of BSAAR voided (in shares)	25,672	17,515
Number of other equity instruments exercisable in share-based payment arrangement	51,343	0
S O2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 16.00
Exercice period					Du 01/01/2022 au 31/12/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 9.32
Price of the share at the time of allocation | € / shares					€ 22.10
Expected dividends					0.00%
Expected volatility					44.10%
Risk-free interest rate					0.00%
Conversion ratio					1:1
Turnover rate					15.00%
Grant date					Nov. 07, 2018
Acquisition period					Du 07/11/2018 au 31/12/2021
Total number of BSAAR subscribed (in shares)	68,329	68,329	71,678
Total number of BSAAR subscribed	122,000	122,000
Total number of BSAAR voided (in shares)		3,349
Number of other equity instruments exercisable in share-based payment arrangement	68,329	68,329
S O U S2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares					€ 21.65
Exercice period					Du 01/01/2022 au 31/12/2028
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares					€ 6.90
Price of the share at the time of allocation | € / shares					€ 22.10
Expected dividends					0.00%
Expected volatility					44.10%
Risk-free interest rate					0.00%
Conversion ratio					1:1
Turnover rate					15.00%
Grant date					Nov. 07, 2018
Acquisition period					Du 07/11/2018 au 31/12/2021
Total number of BSAAR subscribed (in shares)	9,713	9,713	9,713
Total number of BSAAR subscribed	17,500	17,500
Number of other equity instruments exercisable in share-based payment arrangement	9,713	9,713
AGA D and S
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 4.08		€ 17.06		€ 20.02
Valuation method used	Monte Carlo			Monte Carlo	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.08		€ 17.06		€ 20.02
Expected dividends	0.00%		0.00%		0.00%
Expected volatility	50.00%			40.20%	38.00%
Risk-free interest rate	2.24%		0.00%		0.00%
Conversion ratio	1:1		1:1		1:1
Turnover rate	0.00%		0.00%		15.00%
Grant date	Oct. 14, 2022		Jul. 18, 2019		Nov. 22, 2018
Acquisition period	From 14/10/2022 to 16/10/2025		From 18/07/2019 to 16/09/2022		From 18/07/2019 to 16/09/2022
AGA D
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 4.00
Valuation method used	Monte Carlo
Price of the share at the time of allocation | € / shares	€ 4.00
Expected dividends	0.00%
Expected volatility		51.00%
Risk-free interest rate	(0.59%)
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Mar. 30, 2021
Acquisition period	From 30/03/2021 to 31/03/2024
AGA D and S 2017-1 and 2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 21.95
Valuation method used						Monte Carlo
Price of the share at the time of allocation | € / shares						€ 21.95
Expected dividends						0.00%
Expected volatility						53.70%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						15.00%
Grant date						Dec. 06, 2017
Acquisition period						From 06/12/2017 to 31/12/2020
AGA D and S 2016-1 and 2016-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 20.78
Valuation method used							Monte Carlo
Price of the share at the time of allocation | € / shares							€ 20.78
Expected dividends							0.00%
Expected volatility							63.00%
Risk-free interest rate							0.00%
Conversion ratio							1:1
Turnover rate							15.00%
Grant date							Dec. 15, 2016
Acquisition period							From 15/12/2016 to 15/12/2019
A G A S [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		€ 4.15
Valuation method used		Monte Carlo
Price of the share at the time of allocation | € / shares		€ 4.15
Expected dividends		0.00%
Expected volatility		51.00%
Risk-free interest rate		(0.59%)
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Mar. 17, 2021
Acquisition period		From 17/03/2021 to 31/03/2024
SO C2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 2.61
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.30
Price of the share at the time of allocation | € / shares		€ 3.24
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		(0.60%)
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	124,375	134,375
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		134,375
Total number of BSAAR subscribed	134,375	134,375
Total number of BSAAR voided (in shares)	10,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO D 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.26
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.06
Price of the share at the time of allocation | € / shares		€ 3.24
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		(0.60%)
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	35,000	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO US 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares		€ 3.22
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares		1.07
Price of the share at the time of allocation | € / shares		€ 3.24
Expected dividends		0.00%
Expected volatility		50.00%
Risk-free interest rate		(0.60%)
Conversion ratio		1:1
Turnover rate		0.00%
Grant date		Oct. 20, 2021
Total number of BSAAR subscribed (in shares)	25,000	25,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement		32,500
Total number of BSAAR subscribed	32,500	32,500
Total number of BSAAR voided (in shares)		7,500
Number of other equity instruments exercisable in share-based payment arrangement	0	0
SO US 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 3.94
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	1.56
Price of the share at the time of allocation | € / shares	€ 4.16
Expected dividends	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.24%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	34,625
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	34,625
Total number of BSAAR subscribed	34,625
Number of other equity instruments exercisable in share-based payment arrangement	0
SO C2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 3.12
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	1.90
Price of the share at the time of allocation | € / shares	€ 4.16
Expected dividends	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.24%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	131,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	131,000
Total number of BSAAR subscribed	131,000
Number of other equity instruments exercisable in share-based payment arrangement	0
SO D 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 3.91
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	1.57
Price of the share at the time of allocation | € / shares	€ 4.16
Expected dividends	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.24%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Oct. 17, 2022
Total number of BSAAR subscribed (in shares)	35,000
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	35,000
Total number of BSAAR subscribed	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0
SO SU 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares	€ 2.95
Exercice period	From 3/12/2022 to 3/12/2032
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares	€ 1.40
Price of the share at the time of allocation | € / shares	€ 3.46
Expected dividends	0.00%
Expected volatility	49.00%
Risk-free interest rate	2.10%
Conversion ratio	1:1
Turnover rate	0.00%
Grant date	Dec. 02, 2022
Acquisition period	From 3/12/2022 to 3/12/2025
Total number of BSAAR subscribed (in shares)	8,750
Number Of Other Equity Instruments Awarded In Share Based Payment Arrangement	8,750
Total number of BSAAR subscribed	8,750
Number of other equity instruments exercisable in share-based payment arrangement	0
S O US 2 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 14.31
Exercice period				Du 17/01/2023 au 17/01/2030
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				€ 3.23
Price of the share at the time of allocation | € / shares				€ 14.50
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Nov. 27, 2019
Acquisition period				Du 27/11/2019 au 16/01/2023
Total number of BSAAR subscribed (in shares)		0	8,900
Total number of BSAAR subscribed		13,350
Total number of BSAAR voided (in shares)		8,900
Number of other equity instruments exercisable in share-based payment arrangement		0
S O US 1 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares				€ 16.90
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares				3.67
Price of the share at the time of allocation | € / shares				€ 17.06
Expected dividends				0.00%
Expected volatility				40.00%
Risk-free interest rate				0.00%
Conversion ratio				1:1
Turnover rate				0.00%
Grant date				Jul. 18, 2019
Total number of BSAAR subscribed (in shares)	5,113	7,670	23,620
Total number of BSAAR subscribed	30,620	30,620
Total number of BSAAR voided (in shares)	2,557	15,950
Number of other equity instruments exercisable in share-based payment arrangement	5,113	0
S O U S2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 4.52
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.12
Price of the share at the time of allocation | € / shares			€ 3.99
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			(0.70%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	50,000	50,000	56,250
Total number of BSAAR subscribed	56,250	56,250
Total number of BSAAR voided (in shares)		6,250
Number of other equity instruments exercisable in share-based payment arrangement	0	0
S O C2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 3.50
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.46
Price of the share at the time of allocation | € / shares			€ 3.99
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			(0.70%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	81,250	81,250	103,750
Total number of BSAAR subscribed	103,750	103,750
Total number of BSAAR voided (in shares)		22,500
Number of other equity instruments exercisable in share-based payment arrangement	0	0
S O D2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares			€ 4.38
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares			1.16
Price of the share at the time of allocation | € / shares			€ 3.99
Expected dividends			0.00%
Expected volatility			49.00%
Risk-free interest rate			(0.70%)
Conversion ratio			1:1
Turnover rate			0.00%
Grant date			Dec. 31, 2020
Total number of BSAAR subscribed (in shares)	35,000	35,000	35,000
Total number of BSAAR subscribed	35,000	35,000
Number of other equity instruments exercisable in share-based payment arrangement	0	0
S O 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period			Du 01/01/2024 au 31/12/2027
Acquisition period			Du 31/12/2020 au 31/12/2023
SO 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares							€ 15.79
Exercice period							Du 16/12/2019 au 16/12/2026
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares							€ 10.30
Price of the share at the time of allocation | € / shares							€ 20.79
Expected dividends							0.00%
Expected volatility							63.00%
Risk-free interest rate							0.00%
Conversion ratio							1:1
Turnover rate							15.00%
Grant date							Dec. 15, 2016
Acquisition period							Du 15/12/2016 au 15/12/2019
SO 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Excercise price (in EUR per share) | € / shares						€ 17.91
Exercice period						Du 01/01/2021 au 31/12/2027
Estimated fair value - according to IFRS 2 (in EUR per share) | € / shares						€ 9.32
Price of the share at the time of allocation | € / shares						€ 21.95
Expected dividends						0.00%
Expected volatility						53.70%
Risk-free interest rate						0.00%
Conversion ratio						1:1
Turnover rate						15.00%
Grant date						Dec. 06, 2017
Acquisition period						Du 06/12/2017 au 31/12/2020
S O 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercice period		Du 21/10/2024 au 21/10/2031
Acquisition period		Du 20/10/2021 au 20/10/2024
S O20171 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	43,212	43,212	43,212
Total number of BSAAR subscribed	64,164	64,164
Number of other equity instruments exercisable in share-based payment arrangement	43,212	43,212
S O20161 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	34,398	34,398	34,398
Total number of BSAAR subscribed	41,917	41,917
Number of other equity instruments exercisable in share-based payment arrangement	34,398	34,398
S O20172 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	17,765	17,765	17,765
Total number of BSAAR subscribed	32,086	32,086
Number of other equity instruments exercisable in share-based payment arrangement	17,765	17,765
S O20162 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of BSAAR subscribed (in shares)	15,308	15,308	15,308
Total number of BSAAR subscribed	20,958	20,958
Number of other equity instruments exercisable in share-based payment arrangement	15,308	15,308